Supplemental Cash Flow Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Supplemental Cash Flow Disclosure
Supplemental Cash Flow Disclosure

Note 13 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the six months ended June 30, 2011 and 2010 are presented below:

	Six Months Ended June 30,
(in thousands)	2011	2010

Cash paid during the period for:
Interest payments	$170	$231

Non-cash transactions:
Increase in net asset retirement obligations due to additions	$102	$4
Various assets acquired and liabilities assumed in acquisition (see Note 4)	$6,635	$—
Decrease in net asset retirement obligations due to sale of properties	$—	$(513)
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(194)	$(421)
Offering costs included in accounts payable	$1,756	$—
Net assets transferred from oil and gas properties to investment in affiliate	$463	$—
Increase in interest receivable on promissory note	$—	$9

Note 15 — Supplemental Cash Flow Disclosure

Supplemental cash flow disclosures for the years ended December 31, 2010 and 2009 are presented below:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Cash paid for interest payments	$330,000	$1,167,000
Income taxes paid	$620,000	$—

Non-cash transactions:
(Decrease) increase in net asset retirement obligations	$(415,000)	$36,000
Decrease in accounts payable and accrued liabilities included in oil and gas properties	$(162,000)	$(166,000)
Increase in interest receivable on promissory note	$39,000	$37,000
Settlement of promissory note and surrender of shares	$694,000	$—
Income attributed to non-controlling interests	$941,000	$—